Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended
	Feb. 04, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	Mar. 31, 2026	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026
Cohen & Steers Real Estate Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Fund NAV
Accumulated Value	$ 10,000	$ 10,409	$ 10,251	$ 10,208		$ 10,372	$ 10,420	$ 10,360	$ 10,542	$ 10,593	$ 10,373	$ 10,759	$ 10,470	$ 10,730	$ 11,550	$ 10,800
Cohen & Steers Natural Resources Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Fund NAV
Accumulated Value	10,000	9,683	9,948	9,751		10,270	10,754	10,845	11,419	11,888	11,851	12,298	12,653	14,105	15,523	$ 15,416
Cohen & Steers Preferred and Income Opportunities Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Fund NAV
Accumulated Value	10,000	10,085	10,020	9,998		10,172	10,357	10,480	10,564	10,720	10,783	10,783	10,873	10,988	11,049	$ 10,804
Cohen & Steers Real Estate Active ETF | FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name																FTSE Nareit All Equity REITs Index
Accumulated Value	10,000	10,447	10,201	9,999		10,114	10,106	9,996	10,331	10,376	10,147	10,375	10,153	10,437	11,221	$ 10,535
Cohen & Steers Infrastructure Opportunities Active ETF | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Cohen & Steers Natural Resources Active ETF | S&P Global Natural Resources Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																S&P Global Natural Resources Index - net
Accumulated Value	10,000	9,946	10,094	9,785		10,070	10,423	10,498	11,183	11,398	11,316	11,762	12,164	13,423	14,773	$ 14,557
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE Large Cap Capital Securities Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																ICE Large Cap Capital Securities Index (USD Hedged)
Accumulated Value	10,000	10,087	10,017	9,994		10,125	10,274	10,394	10,468	10,589	10,659	10,669	10,730	10,835	10,894	$ 10,656
Cohen & Steers Short Duration Preferred and Income Active ETF | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Cohen & Steers Real Estate Active ETF | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500 Index
Accumulated Value	10,000	9,873	9,317	9,254		9,836	10,336	10,568	10,783	11,176	11,438	11,466	11,473	11,639	11,551	$ 10,976
Cohen & Steers Infrastructure Opportunities Active ETF | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global Core Infrastructure 50/50 Net Tax Index
Cohen & Steers Natural Resources Active ETF | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI World Index - net
Accumulated Value	10,000	9,954	9,511	9,596		10,164	10,602	10,739	11,019	11,373	11,601	11,633	11,727	11,990	12,078	$ 11,308
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA U.S. All Capital Securities Index
Accumulated Value	$ 10,000	$ 10,108	$ 9,993	$ 9,893		$ 10,008	$ 10,176	$ 10,298	$ 10,421	$ 10,577	$ 10,601	$ 10,565	$ 10,607	$ 10,722	$ 10,790	$ 10,540
Cohen & Steers Short Duration Preferred and Income Active ETF | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Cohen & Steers Short Duration Preferred and Income Active ETF | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Blended Benchmark